Analysis of income, expenses and impairment losses	6 Months Ended
Jun. 30, 2020
Analysis of income, expenses and impairment losses
Analysis of income, expenses and impairment losses

3. Analysis of income, expenses and impairment losses

	Half year ended
	30 June	30 June
	2020	2019
	£m	£m
Loans to customers - amortised cost	4,698	4,848
Loans to banks - amortised cost	189	346
Other financial assets	303	359
Interest receivable (1)	5,190	5,553

Deposits by banks	89	144
Customer deposits	432	599
Other financial liabilities	481	481
Subordinated liabilities	218	245
Internal funding of trading businesses	118	80
Interest payable (1)	1,338	1,549
Net interest income	3,852	4,004

Net fees and commissions	1,038	1,275
Foreign exchange	344	219
Interest rate	472	397
Credit	(68)	31
Own credit adjustment	53	(46)
Equity, commodities and other	1	(2)
Income from trading activities	802	599

Operating lease and other rental income	119	127
Changes in fair value of financial assets or liabilities designated at fair value through profit or loss (2)	(21)	19
Changes in fair value of other financial assets fair value through profit or loss	(10)	31
Hedge ineffectiveness	(10)	21
Loss on disposal of amortised assets	(16)	—
Profit on disposal of fair value through other comprehensive income assets	108	16
Profit on sale of property, plant and equipment	11	15
Share of profit/(loss) of associated entities	12	(22)
(Loss)/profit on disposal of subsidiaries and associates (3)	(99)	1,037
Other income	52	(5)

Other operating income	146		1,239

Total non-interest income	1,986		3,113

Total income	5,838		7,117

Salaries	(1,290)		(1,260)
Variable compensation	(179)		(185)
Temporary and contract costs	(148)		(207)
Social security costs	(153)		(156)
Pension costs	(164)		(162)
Other	(21)		(58)
Staff costs	(1,955)		(2,028)

Premises and equipment	(651)		(558)
Depreciation and amortisation (4)	(441)		(621)
Other administrative expenses (5)	(696)		(863)
Impairment of other intangible assets	(7)		(30)

Operating expenses	(3,750)		(4,100)

Impairment losses	(2,858)		(323)
Impairments as a % of gross loans to customers	1.59	~~%~~	0.21%

Notes:

(1)     Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.

(2)     Including related derivatives.

(3)     Half year ended 30 June 2019 includes a gain of £444 million, a legacy liability release of £256 million and an FX recycling gain of £290 million on completion of the Alawwal bank merger.

(4)     Half year ended 30 June 2019 includes a property impairment of £133 million and accelerated depreciation of £66 million in relation to the planned reduction of the property portfolio.

(5)     Includes litigation and conduct costs, net of amounts recovered.